Discontinued Operation (Details) - Schedule of Major Classes of Income and Losses from Discontinued Operations	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues:
Total net revenue	¥ 1,617,904	$ 227,877	¥ 7,828,415	¥ 102,006,339
Cost of revenues	(795,112)	(111,989)	(880,603)	(91,342,012)
Gross profit	822,792	115,888	6,947,812	10,664,327
Operating expenses:
General and administrative expenses	(2,224,057)	(313,252)	(2,829,708)	(6,931,632)
Sales and marketing expenses	(668,264)	(94,123)	(1,912,654)
Total operating expenses	(2,892,321)	(407,375)	(4,742,362)	(6,931,632)
Operating income/(expenses)	(2,069,529)	(291,487)	2,205,450	3,732,695
Interest expense	(203,565)	(28,672)	(693,538)	(3,284,732)
Interest income	770	108	3,610	15,183
Other income, net	166,086	23,393	688,669	4,828,067
Income before income tax expense	(2,106,238)	(296,658)	2,204,191	5,291,213
Income tax expense/(benefit)	523,710	73,763	(375,652)
Income before one-off loss upon deconsolidation of the Affected Entity and Chuangmei Weiye	(1,582,528)	(222,895)	1,828,539	5,291,213
One-off loss upon deconsolidation of the Affected Entity and Chuangmei Weiye, net of tax	(21,812,133)	(3,072,175)		(249,359,993)
Net (loss)/ income from discontinued operation	¥ (23,394,661)	$ (3,295,070)	¥ 1,828,539	¥ (244,068,780)